Assets Measured at Fair Value on Recurring Basis (Detail) In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Dec. 31, 2011 CNY	Sep. 30, 2012 Fair Value, Measurements, Recurring USD ($)	Sep. 30, 2012 Fair Value, Measurements, Recurring CNY	Sep. 30, 2012 Fair Value, Measurements, Recurring Time Deposits USD ($)	Sep. 30, 2012 Fair Value, Measurements, Recurring Time Deposits CNY	Dec. 31, 2011 Fair Value, Measurements, Recurring Time Deposits CNY	Sep. 30, 2012 Fair Value, Measurements, Recurring Money Market Fund USD ($)	Sep. 30, 2012 Fair Value, Measurements, Recurring Money Market Fund CNY	Dec. 31, 2011 Fair Value, Measurements, Recurring Money Market Fund CNY	Dec. 31, 2011 Fair Value, Measurements, Recurring Short-term Investments CNY	Sep. 30, 2012 Fair Value, Measurements, Recurring Short-term Investments Fixed-rate Investments USD ($)	Sep. 30, 2012 Fair Value, Measurements, Recurring Short-term Investments Fixed-rate Investments CNY	Dec. 31, 2011 Fair Value, Measurements, Recurring Short-term Investments Fixed-rate Investments CNY	Sep. 30, 2012 Fair Value, Measurements, Recurring Short-term Investments Adjustable-rate Investments USD ($)	Sep. 30, 2012 Fair Value, Measurements, Recurring Short-term Investments Adjustable-rate Investments CNY	Dec. 31, 2011 Fair Value, Measurements, Recurring Short-term Investments Adjustable-rate Investments CNY	Sep. 30, 2012 Fair Value, Measurements, Recurring Long Term Investments Fixed-rate Investments USD ($)	Sep. 30, 2012 Fair Value, Measurements, Recurring Long Term Investments Fixed-rate Investments CNY	Sep. 30, 2012 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring CNY	Sep. 30, 2012 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Time Deposits CNY	Dec. 31, 2011 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Time Deposits CNY	Sep. 30, 2012 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Money Market Fund CNY	Dec. 31, 2011 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Money Market Fund CNY	Dec. 31, 2011 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Short-term Investments CNY	Sep. 30, 2012 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring CNY	Dec. 31, 2011 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Short-term Investments CNY	Sep. 30, 2012 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Short-term Investments Fixed-rate Investments CNY	Dec. 31, 2011 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Short-term Investments Fixed-rate Investments CNY	Sep. 30, 2012 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Short-term Investments Adjustable-rate Investments CNY	Dec. 31, 2011 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Short-term Investments Adjustable-rate Investments CNY	Sep. 30, 2012 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Long Term Investments Fixed-rate Investments CNY
Cash equivalents:
Cash equivalents						$ 85,745	538,892	2,419,726	$ 22,583	141,929	192,324											538,892	2,419,726	141,929	192,324
Short-term investments:
Held-to-maturity securities													2,310,192	14,519,093	9,834,275	138,727	871,872	100,027	80,660	506,930									14,519,093	9,834,275	871,872	100,027	506,930
Available-for-sale securities	531,154	3,338,196	102,682										39,785	250,040		491,369	3,088,156	102,682											250,040		3,088,156	102,682
Long-term investments:
Held-to-maturity securities													2,310,192	14,519,093	9,834,275	138,727	871,872	100,027	80,660	506,930									14,519,093	9,834,275	871,872	100,027	506,930
Assets measured at fair value				$ 3,169,061	19,916,912							12,649,034									680,821					2,612,050	19,236,091	10,036,984